Other operating expenses (Tables)	6 Months Ended
Jun. 30, 2021
Other operating expenses [Abstract]
Summary of other operating expenses
Other operating expenses
1 January to 30 June
in EUR million
2021 2020
Regulatory costs 759 663
Audit and non-audit services 16 14
IT related expenses 387 388
Advertising and public relations 149 166
External advisory fees 147 186
Office expenses 141 163
Travel and accommodation

expenses
24 43
Contributions and subscriptions 59 56
Postal charges 20 21
Depreciation of property and equipment 285 281
Amortisation of intangible assets 133 121
Impairments and reversals of impairments of tangible and intangible assets 23 333
Addition to / (unused amounts reversed of) provision for reorganisations 88 -2
Addition to / (unused amounts reversed of) other provisions 49 -14
Other 341 284
2,621 2,703